As filed with the Securities and Exchange Commission on November 29, 2004

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-09079

                        MORGAN KEEGAN SELECT FUND, INC.
                        -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                              Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
              (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                             Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036-1221

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
       Principal                                                                            S & P
       Amount/                                                                              Rating                         Market
       Shares     Description                                                             (Unaudited)      Cost           Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 10.6% OF NET ASSETS
                  COLLATERALIZED BOND OBLIGATION - 0.8%
      7,500,000   Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                                   BBB            7,499,693       7,837,500
                  COMMERCIAL LOANS - 1.4%
                  Asset Securitization 1996-D2 ACS2, 1.582% 2/14/29 interest-only strips    AAA               98,069         132,584
                  Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30 interest-only strips     AAA              591,263         498,990
                  Atherton Franchisee 1998-A AX, 2.175% 5/15/20 interest-only strips (a)    AAA            3,128,876       3,089,919
                  Atherton Franchisee 1999-A AX, 1.256% 3/15/19 interest-only strips (a)    A+             1,907,602       1,765,609
                  Commercial Mortgage 1997-ML1, 0.755% 12/15/30 interest-only strips        AAA            2,268,326       1,648,301
                  DLJ Commercial Mortgage 1997-CF2 S, 0.40% 10/15/30 interest-only strips   AAA            2,460,488       2,426,326
                  Fannie Mae 1998-M4 N, 1.58% 2/25/35 interest-only strips (c)              Non-rated      1,435,937         501,656
                  Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26 interest-only strips      AAA            3,243,281       3,669,109
                                                                                                        ------------    ------------
                                                                                                        $ 15,133,842    $ 13,732,494
                  FRANCHISE LOANS - 3.0%
                  Falcon Franchise Loan 1999-1, 2.26% 6/5/18 interest-only strips (a)       AAA            1,314,802       1,160,581
                  Falcon Franchise Loan 2000-1, 3.15% 6/5/20 interest-only strips (a)       AAA            6,264,363       6,284,911
                  Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only strips (a)       AAA            1,289,079       1,334,388
                  FMAC Loan Trust 1997-A AX, 2.843% 4/15/19 interest-only strips (a)        AA             3,104,719       2,850,421
      3,150,847   FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                              BBB            2,737,384       3,146,969
                  FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only strips (a)       BBB            1,499,985       1,140,330
                  FMAC Loan Trust 1998-CA AX, 1.794% 9/15/18 interest-only strips (a)       AAA            4,008,317       5,024,844
                  Franchise Loan Trust 1998-I AX, 1.82% 7/15/20 interest-only strips (a)    A-             5,443,718       7,091,958
      3,483,000   Peachtree Franchise Loan 1999-A B, 7.55% 1/15/21 (a)                      BBB-           1,400,899       1,398,459
                                                                                                        ------------    ------------
                                                                                                        $ 27,063,266    $ 29,432,861
                                                                                                        ------------    ------------
                  HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.3%
      6,000,000   Ace Securities 2004-HE2 M5, 5.311% 10/25/34                               BBB            4,782,963       4,782,180
      2,250,000   Ameriquest Mortgage 2003-8 MV6, 4.87% 10/25/33                            BBB-           1,894,187       2,040,946
      3,000,000   Argent Securities 2004-W8 M10, 4.60% 5/25/34                              BBB-           2,352,766       2,344,230
      2,000,000   Conseco Finance 2002-C BF1, 8.00% 6/15/32                                 BBB            1,903,269       2,049,860
      2,600,000   First Franklin Mortgage 2003-FF5 N3, 10.00% 4/25/34 (a)                   BBB-           2,600,000       2,600,000
     15,000,000   Long Beach Mortgage 2004-4 M12, 4.615% 10/25/34                           BBB-          11,936,105      11,929,650
      7,500,000   Park Place Securities 2004-MCW1 M10, 4.258% 10/25/34 (a)                  BBB-           5,776,465       5,775,000
                                                                                                        ------------    ------------
                                                                                                        $ 31,245,755    $ 31,521,866
                                                                                                        ------------    ------------
                  MANUFACTURED HOUSING LOANS - 2.1%
      9,471,000   BankAmerica Manufactured Housing 1998-1 B1, 7.81% 8/10/25                 BBB            4,233,586       5,445,825
     26,350,000   BankAmerica Manufactured Housing 1998-2 B1, Zero Coupon Bond 12/10/25(d)  BBB            9,528,944      14,379,669
                                                                                                        ------------    ------------
                                                                                                        $ 13,762,530    $ 19,825,494
                                                                                                        ------------    ------------
                                                                                                        ------------    ------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                        $ 94,705,086   $ 102,350,215
                                                                                                        ------------    ------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 56.5% OF NET ASSETS
                  COLLATERALIZED LOAN OBLIGATION - 1.3%
      7,964,655   Crown 2002-1A E, 5.50% 1/22/13 (a)                                        BB+            6,653,769       6,769,956
      3,000,000   US Capital Funding I, Zero Coupon Bond 5/1/34                             Non-rated      3,000,000       3,000,000
      3,000,000   US Capital Funding II B-1, 2.941% 8/1/34 (a)                              Non-rated      3,000,000       3,000,000
                                                                                                        ------------    ------------
                                                                                                        $ 12,653,769    $ 12,769,956
                                                                                                        ------------    ------------

                  CERTIFICATE-BACKED OBLIGATIONS - 3.9%
      3,000,000   INCAPS Funding II 2003-2A SIN, Zero Coupon Bond 1/15/34 (a)               Non-rated      2,839,151       2,835,000
      1,000,000   MM Community Funding, Zero Coupon Bond 8/1/31 (a) (d)                     Non-rated      1,000,000         990,000
      1,000,000   MM Community Funding I, 13.00% 6/15/31 (a)                                Non-rated      1,000,000         990,000
      5,155,000   MM Community Funding II, 3.50% 12/15/31                                   Non-rated      4,940,445       4,832,813
      2,000,000   MM Community Funding III, 10.00% 5/1/32                                   Non-rated      2,000,000       1,980,000
      6,189,000   MM Community Funding IX, 10.00% 5/1/33                                    Non-rated      6,006,950       6,003,330
      2,000,000   Preferred Term Securities I, 13.00% 12/11/32 (a)                          Non-rated      2,000,000       2,140,000
      1,000,000   Preferred Term Securities II, 13.00% 5/22/33 (a)                          Non-rated      1,000,000         900,000
      2,000,000   Preferred Term Securities III, Zero Coupon Bond 11/5/33                   Non-rated      1,900,527       1,976,400
      3,500,000   Preferred Term Securities IV, Zero Coupon Bond 6/24/34                    Non-rated      3,500,000       3,500,000
      2,000,000   Preferred Term Securities IX, 12.00% 4/3/33 (a)                           Non-rated      2,000,000       1,846,400
      1,500,000   Preferred Term Securities VII, 12.00% 10/3/32 (a)                         Non-rated      1,500,000       1,311,600
      2,000,000   Preferred Term Securities XV, Zero Coupon Bond 9/26/34 (a)                Non-rated      2,000,000       2,000,000
      2,000,000   TPREF Funding I, Zero Coupon Bond 10/15/32 (a)                            Non-rated      2,000,000       1,980,000
      1,300,000   TPREF Funding II, 12.00% 11/15/32 (a)                                     Non-rated      1,300,000       1,287,000
      3,000,000   TPREF Funding III, 11.00% 1/15/33 (a)                                     Non-rated      3,000,000       2,940,000
                                                                                                        ------------    ------------
                                                                                                        $ 37,987,073    $ 37,512,543
                                                                                                        ------------    ------------
                  COMMERCIAL LOANS - 13.4%
      8,000,000   Asset Securitization 1997-D4 B2, 7.525% 4/14/29                           BB-            6,611,611       6,674,080
      2,878,166   Banc of America 2002-X1 O, 7.00% 10/11/33 (a)                             BB+            2,407,486       2,474,158
      2,878,166   Banc of America 2002-X1 P, 7.00% 10/11/33 (a)                             BB             1,794,176       1,846,171
      2,800,000   Chase Commerical Mortgage 2000-2 H, 6.65% 7/15/32 (a)                     BB             2,492,011       2,522,663

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
       Principal                                                                            S & P
       Amount/                                                                              Rating                         Market
       Shares     Description                                                             (Unaudited)      Cost           Value (b)
      3,816,562   CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27 (a)                  Non-rated      3,816,562       3,815,570
      7,000,000   CS First Boston Mortgage 1997-C2 F, 7.46% 1/17/35                         BB             6,234,381       6,531,910
      8,000,000   DLJ Commercial Mortgage 2000-CKP1 B4, 6.527% 11/10/33 (a)                 BB+            5,936,178       6,196,800
     15,330,000   FFCA  Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)                        CCC            9,276,949       9,210,571
      9,500,000   First Union-Chase Mortgage 1999-C2 J, 5.95% 6/15/31                       B+             6,761,387       6,816,820
     13,510,000   GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29                         B              9,445,688       9,320,563
      8,000,000   GMAC Commercial Mortgage 1999-C3 G, 6.974% 8/15/36 (a)                    B+             6,410,020       6,697,040
      4,000,000   GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)                     BB             3,593,523       3,634,600
     10,000,000   GS Mortgage 1998-C1 F, 6.00% 10/18/30 (a)                                 BB-            8,223,331       8,672,600
     13,000,000   GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                                 CCC            7,046,247       7,323,550
     10,000,000   JP Morgan Commercial Mortgage 1999-C8 H, 6.00% 7/15/31 (a)                B-             7,030,248       7,093,100
      5,000,000   LB Commercial Mortgage 1998-C4 J, 5.60% 10/15/35 (a)                      B+             2,619,713       3,000,505
     10,419,000   Merrill Lynch Mortgage 1997-C1 F, 7.12% 6/18/29                           B              8,274,133       8,572,128
      5,000,000   Merrill Lynch Mortgage 1998-C2 F, 6.25% 2/15/30 (a)                       B              3,499,089       3,548,450
      1,510,924   Morgan Stanley Capital I 1998-CF1 F, 7.35% 12/15/12 (a)                   BB-            1,267,241         770,571
      2,673,060   Morgan Stanley Capital I 2001-TOP3 H, 6.01% 7/15/33 (a)                   BB             1,966,222       1,993,007
      3,176,000   RMF Commercial Mortgage 1997-1 E, 7.365% 1/15/19 (a)                      BB             2,657,611       2,051,188
      3,000,000   Salomon Brothers Mortgage 2000-C2 J, 6.308% 7/18/33 (a)                   BB             2,606,362       2,596,320
     10,522,000   Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33 (a)                   BB+            8,684,363       9,386,466
     10,200,000   Salomon Brothers Mortgage 2000-C3 H, 7.00% 12/18/33 (a)                   BB+            8,507,703       8,704,782
                                                                                                        ------------    ------------
                                                                                                        $127,162,235    $129,453,613
                                                                                                        ------------    ------------

                  EQUIPMENT LEASES - 3.2%
      1,897,538   Lease Investment Flight Trust 1A D2, 8.00% 7/15/31                        CC             1,451,996       1,178,978
     20,000,000   Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                      CCC+          11,108,668       8,993,240
      2,461,160   Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                      CCC+           1,339,183       1,132,134
     14,000,000   Pegasus Aviation Lease 1999-1A B1, 6.30% 3/25/29 (a)                      CCC            4,198,211       3,500,000
     14,700,000   Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)                       B-             9,306,304       9,365,032
      5,380,281   Pegasus Aviation Lease 2001-1A B1, 2.84% 5/10/31 (a)                      B-             2,584,821       2,421,126
      8,967,135   Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                      B-             5,156,995       4,847,211
                                                                                                        ------------    ------------
                                                                                                        $ 35,146,178    $ 31,437,721
                                                                                                        ------------    ------------

                  FRANCHISE LOANS - 9.8%
     10,315,000   Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                          B              9,665,211       9,903,483
     28,000,000   Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                          B             15,977,940      16,800,000
                  Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only strips (a)       B              2,808,279       2,988,090
      1,708,701   Enterprise Mortgage 1999-1 A1, 6.42% 10/15/25 (a)                         CCC              776,204         768,915
      9,250,694   Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)                         CCC            3,050,086       2,867,715
     26,598,434   Enterprise Mortgage 2000-1 A1, 7.712% 1/15/27 (a)                         B-            16,373,235      15,161,107
     40,500,000   Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27 (a)                          B-            21,701,574      23,085,000
      2,000,000   Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                              BB             1,586,077       1,640,640
      2,905,000   Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)                          BB             1,965,223       2,095,899
      3,679,000   Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17 (a)                         B              2,379,467       2,234,220
      2,809,000   Falcon Franchise Loan 2001-1 E, 6.50% 1/5/23                              BB             1,767,247       1,955,513
      2,000,000   Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                              B              1,339,647       1,345,120
     16,721,289   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                             BB-           12,830,665      14,213,096
                                                                                                        ------------    ------------
                                                                                                        $ 92,220,855    $ 95,058,798
                                                                                                        ------------    ------------

                  HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 1.1%
      9,000,000   Conseco Finance 2000-D B2, 11.30% 4/15/26                                 CCC            7,856,385       7,830,000
      2,528,659   Conseco Finance 2001-A IB2, 10.30% 3/15/32                                BB+            2,327,799       2,504,217
                                                                                                        ------------    ------------
                                                                                                        $ 10,184,184    $ 10,334,217
                                                                                                        ------------    ------------
                  HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 6.4%
      5,000,000   Ace Securities 2003-OP1 B, 6.00% 12/25/33                                 BB             3,636,371       3,625,000
      3,500,000   Ace Securities 2004-FM1 B1A, 4.59% 8/25/33                                BB             2,784,691       2,768,080
     11,000,000   Ace Securities 2004-OP1 B, 4.60% 4/25/34                                  BB             9,000,805       8,970,390
      2,300,000   Ameriquest Finance 2004-FRN1 B, 8.50% 6/25/34 (a)                         BB+            2,215,226       2,214,118
      1,750,000   Conseco Finance 2001-C B2, 5.803% 8/15/33                                 BB+            1,453,948       1,581,248
      3,839,353   Conseco Finance 2002-A B2, 6.90% 4/15/32 (a)                              BB+            3,627,911       3,340,237
      5,115,726   Delta Funding Home Equity 1997-3 B1F, 7.65% 10/25/28                      BB-            4,219,468       4,090,944
      2,975,694   Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                         BB+            2,511,738       2,618,610
      7,000,000   Equifirst Mortgage 2004-2 B2, 4.74% 7/25/34 (a)                           BB             5,518,060       5,508,160
     11,000,000   First Franklin Mortgage 2004-FFH3 B2, 5.10% 10/25/34 (a)                  Non-rated      8,784,334       8,781,080
      3,700,299   HomeQ Resecuritization 2002-2 CL2, 5.25% 7/15/31                          Non-rated      3,397,469       3,395,024
      4,461,613   IMC Home Equity 1997-3 B, 7.87% 8/20/28                                   CC             2,269,067       2,498,503
      6,514,076   IMC Home Equity 1997-5 B, 7.59% 11/20/28                                  D              3,914,387       4,169,009
      8,000,000   Long Beach Mortgage 2004-2 B, 4.80% 6/25/34 (a)                           BB+            6,418,676       6,396,800
      2,550,000   Sharp 2004-OP1N NB, 10.00% 4/25/34 (a)                                    BB             2,270,240       2,267,485
      2,632,000   Terwin Mortgage 2004-8HES B2, 8.00% 6/25/34                               BB             2,158,719       2,150,318
      4,615,000   Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34                              BB             3,782,728       3,782,639
                                                                                                        ------------    ------------
                                                                                                        $ 67,963,838    $ 68,157,645
                                                                                                        ------------    ------------

                  HOME IMPROVEMENT LOANS - 0.2%

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
       Principal                                                                            S & P
       Amount/                                                                              Rating                         Market
       Shares     Description                                                             (Unaudited)      Cost           Value (b)

      2,196,923   Green Tree Home Loan 1996-D HEB2, Zero Coupon Bond 9/15/27 in default     D              1,455,352       1,611,557

                  MANUFACTURED HOUSING LOANS - 9.9%
      9,817,222   Bombardier Capital Mortgage 1999-A A3, 5.98% 1/15/18                      BB             9,229,880       9,211,794
      4,000,000   Conseco Finance 2001-1 M1, 7.535% 7/1/32                                  CCC-           1,394,168       1,400,000
      5,000,000   Conseco Finance 2002-2 B1, 9.25% 3/1/33                                   CCC-           4,733,436       3,174,150
      4,000,000   Deutsche Financial 1997-I M, 7.275% 9/15/27                               B-             3,045,401       3,075,640
      6,258,625   Green Tree Financial 1996-4 M1, 7.75% 6/15/27                             B+             5,042,739       5,066,295
     11,667,242   Green Tree Financial 1996-5 M1, 8.05% 7/15/27                             BB-            9,629,393       9,642,509
     10,025,000   Green Tree Financial 1997-3 M1, 7.53 % 3/15/28                            B              6,512,319       6,779,406
        125,000   Green Tree Financial 1997-4 B1, 7.23% 2/15/29                             CCC-             120,477          40,000
     12,371,000   Green Tree Financial 1997-8 M1, 7.02% 10/15/27                            B+             8,037,215       8,334,961
     13,755,000   Green Tree Financial 1999-2 M1, 6.80% 12/1/30                             CCC            4,720,243       4,332,825
     25,000,000   Green Tree Financial 1999-3 M1, 6.96% 2/1/31                              CCC            7,992,235       7,896,500
      9,200,000   Green Tree Financial 1999-4 M1, 7.60% 5/1/31                              CCC-           2,406,091       2,325,392
     46,000,000   Green Tree Financial 1999-5 M1, 8.05% 3/1/30                              CCC-          12,873,205      12,099,840
     19,000,000   Madison Avenue Manufactured Housing 2002-A B2, 4.37% 3/25/32              B+             6,826,821       6,840,000
      5,250,000   Merit Securities 12-1 1M2, 8.35% 7/28/33                                  CC             3,813,428       3,378,323
      4,108,000   Meritage Mortgage 2004-2 B1, 4.829% 1/25/35 (a)                           Non-rated      3,311,819       3,308,213
      3,581,000   Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                           Non-rated      2,797,278       2,793,753
     12,863,000   Oakwood Mortgage 1996-C B1, 7.96% 4/15/27                                 CCC           10,033,685       6,152,643
                                                                                                        ------------    ------------
                                                                                                        $102,519,833    $ 95,852,244

                  RECREATIONAL EQUIPMENT - 7.3%
     23,813,523   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                            DDD           16,876,829      16,927,676
     11,361,192   FMAC Loan Trust 1996-B A2, 2.10% 11/15/18 (a)                             DDD            7,154,401       7,214,357
                  FMAC Loan Trust 1996-B AX, 3.524% 11/15/18 interest-only strips (a)       DDD            2,342,035       2,782,635
     10,214,925   FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                               B              8,172,023       9,441,788
                  FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips (a)         B              3,845,259       3,010,778
      1,000,000   FMAC Loan Trust 1997-B B, Zero Coupon Bond 9/15/19 (a)                    CC               749,333          30,000
      7,600,000   FMAC Loan Trust 1997-C B, 7.15% 12/15/19 (a)                              CCC            2,328,385       2,280,000
      6,689,066   FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                              BB             4,891,211       4,983,354
                  FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a)        BB               978,877       1,326,899
     12,776,753   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                            B              9,135,842       9,454,797
                  FMAC Loan Trust 1998-BA AX, 2.257% 11/15/20 interest-only strips (a)      B              5,685,839       6,211,375
      6,200,000   FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                             CCC+           3,560,024       3,483,718
      1,802,363   Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/5/18               CCC-           1,566,742       1,559,044
      2,342,073   Green Tree Recreational Equipment 1996-C CTFS, 7.65% 10/15/17             CCC-           2,099,068       2,193,712
                                                                                                        ------------    ------------
                                                                                                        $ 69,385,868    $ 70,900,133
                                                                                                        ------------    ------------

                                                                                                        ------------    ------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                                                    $556,679,185    $553,088,427
                                                                                                        ------------    ------------

CORPORATE BONDS - INVESMENT GRADE - 0.6% OF NET ASSETS
      6,165,000   Tele Norte Leste, 8.00% Bond 12/18/13 (a)(e)                              BBB-           5,635,247       5,980,050

CORPORATE BONDS - NON-INVESMENT GRADE - 15.7% OF NET ASSETS
                  BASIC MATERIALS - 1.4%
      3,000,000   Foamex L.P., 9.875% Bond 6/15/07                                          CCC+           2,549,266       2,601,720
      5,000,000   Foamex L.P., 10.75% Bond 4/1/09                                           B-             4,796,816       4,700,000
      7,000,000   Resolution Performance, 13.50% Bond 11/15/10                              CCC            6,315,209       6,790,000
                                                                                                        ------------    ------------
                                                                                                        $ 13,661,291    $ 14,091,720
                                                                                                        ------------    ------------
                  ELECTRONICS - 0.4%
      3,600,000   Danka Business Systems, 10.00% Bond 4/1/08                                Non-rated      3,464,562       3,483,000
                  ENERGY - 1.6%
     12,000,000   United Refining, 10.50% Bond 8/15/12 (a)                                  B-            11,781,765      11,790,000
      4,000,000   Xerox Capital Trust I, 8.00% Bond 2/1/27                                  B-             3,660,812       3,821,040
                                                                                                        ------------    ------------
                                                                                                        $ 15,442,577    $ 15,611,040
                                                                                                        ------------    ------------
                  FINANCE - 0.4%
      1,500,000   Advanta Capital Trust I, 8.99% Bond 12/17/26                              CCC            1,395,030       1,395,000
      2,500,000   Labranche, 9.50% Bond 5/15/09 (a)                                         B              2,506,250       2,506,250
                                                                                                        ------------    ------------
                                                                                                         $ 3,901,280     $ 3,901,250
                                                                                                        ------------    ------------

                  FOOD & AGRICULTURE - 0.1%
      3,500,000   New World Pasta, Zero Coupon Bond 2/15/09 in default                      Non-rated        843,589         420,000
                  HEALTH CARE - 0.5%
      5,000,000   Team Health, 9.00% Bond 4/1/12 (a)                                        B-             4,891,595       4,975,000
                  MANUFACTURING - 6.2%
      5,480,000   Braskem S.A., 11.75% Bond 1/22/14 (a)                                     BB-            5,316,945       5,397,800
      3,445,000   Columbus McKinnon, 8.50% Bond 4/1/08                                      CCC+           3,353,644       3,350,263
      8,140,000   Consolidated Container, 10.125% Bond 7/15/09                              CCC            7,613,877       7,733,000
      1,000,000   GSI Group, 10.25% Bond 11/01/07                                           CCC+             915,920         915,000
      8,750,000   Intermet, 9.75%  Bond 6/15/09                                             D              7,944,039       3,500,000

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
       Principal                                                                            S & P
       Amount/                                                                              Rating                         Market
       Shares     Description                                                             (Unaudited)      Cost           Value (b)

      9,500,000   Knowles Electronics, 13.125% Bond 10/15/09                                CCC            9,969,979       9,998,750
      4,000,000   Lyondell Chemical, 10.875% Bond 5/1/09                                    B-             3,623,834       4,240,000
      3,500,000   Milacron Escrow, 11.50% Bond 5/15/11 (a)                                  CCC+           3,506,130       3,710,000
      9,000,000   MMI Products, 11.25% Bond 4/15/07                                         CCC            9,071,516       9,090,000
      5,000,000   US Can, 12.375% Bond 10/1/10                                              CCC+           4,343,383       4,600,000
      8,000,000   VITRO SA, 11.75% Bond 11/1/13 (a)                                         B-             7,715,731       7,420,000
                                                                                                        ------------    ------------
                                                                                                        $ 63,374,998    $ 59,954,813
                  TELECOMMUNICATIONS - 4.2%
      5,720,000   BARAK I.T.C., 12.50% Bond 11/15/07 (e)                                    B-             4,085,496       3,260,400
      8,929,000   Call-Net Enterprises, 10.625% Bond 12/31/08 (e)                           B              8,759,543       8,817,388
      6,000,000   Charter, 10.00% Bond 5/15/11                                              CCC-           5,098,125       4,620,000
      3,000,000   Cincinnati Bell, 8.375% Bond 1/15/14                                      B-             2,671,810       2,668,260
      3,500,000   Level 3 Communications, 10.50% Zero Coupon Bond 12/1/08                   CC             3,486,102       2,590,000
      4,250,000   Level 3 Financing, 10.75% Bond 10/15/11 (a)                               CCC-           3,716,341       3,697,500
      5,320,000   MasTec, 7.75% Bond 2/1/08                                                 B              4,894,335       4,811,940
      7,500,000   Rural Cellular, 9.75% Bond 1/15/10                                        CCC            6,789,210       6,753,075
      3,000,000   Time Warner, 10.125% Bond 2/1/11                                          CCC+           2,806,975       2,587,500
      1,000,000   Time Warner, 9.75% Bond 7/15/08                                           CCC+             947,775         990,000
                                                                                                        ------------    ------------
                                                                                                        $ 43,255,712    $ 40,796,063
                                                                                                        ------------    ------------
                  TRANSPORTATION - 0.9%
        679,975   Continental Airlines, 8.56% Bond 7/2/14                                   B+               563,152         512,551
      8,000,000   Greyhound Lines, 11.50% Bond 4/15/07                                      CC             7,814,582       8,020,000
                                                                                                        ------------    ------------
                                                                                                         $ 8,377,734     $ 8,532,551
                                                                                                        ------------    ------------

                                                                                                        ------------    ------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                            $157,213,338    $151,765,437
                                                                                                        ------------    ------------

MORTGAGE BACKED SECURITIES - 6.6% OF NET ASSETS
                  COLLATERALIZED MORTGAGE OBLIGATION - 6.6%
      4,000,000   Crest 2000-1A D, 10.00% 8/31/36                                           BB             2,781,568       2,780,000
      7,185,000   CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)                    B              4,823,840       4,873,586
      4,231,000   Falcon Franchise Loan 2003-1 E, 6.00% 1/5/25 (a)                          B-             2,916,291       2,840,693
      6,348,000   Falcon Franchise Loan 2003-1 F, 6.00% 1/5/25 (a)                          CCC-           3,479,326       3,658,797
                  Falcon Franchise Loan 2003-1, 3.252% 1/5/25 interest-only strips (a)      AAA            3,816,569       3,964,515
      7,800,000   First Franklin Mortgage 2004-FFH2 B2, 4.83% 6/25/34 (a)                   BB             6,292,054       6,279,000
        377,786   First Nationwide Trust 2001-4 DB4, 6.50% 9/25/31                          CCC              280,804          86,891
         77,875   First Nationwide Trust 2001-4 DB5, 4.20% 9/25/31                          C                 44,990           2,726
                  GNMA 2001-44, 1.072% 7/16/41 interest-only strips ( c )                   Non-rated      3,454,588       2,730,900
                  Harborview Mortgage 2003-2 1X, 2.115% 10/19/33 interest-only strips       AAA            2,765,990       2,827,232
                  Harborview Mortgage 2004-1 X, 3.033% 4/19/34 interest-only strips         AAA            3,341,466       3,491,732
      3,000,000   Inner Harbor 2001-1A B2, 11.19% 6/15/13 (a)                               BB             3,014,017       3,022,500
                  Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips       AAA            5,701,531       7,540,504
      2,875,000   New-Alliance 1X C, 8.56% 3/15/14                                          BB             2,889,358       2,889,375
         91,342   PNC Mortgage 1999-1 2B5, 6.25% 2/25/14                                    B                 67,413          89,619
      8,230,081   Structured Asset 1999-1 Note, 10.00% 8/25/28 (a)                          BB             7,626,854       7,612,825
      2,362,070   Structured Asset 2003-S A, 7.50% 12/28/33 (a)                             BBB            2,339,057       2,338,449
                                                                                                        ------------    ------------
TOTAL MORTGAGE BACKED SECURITIES                                                                        $ 55,635,716    $ 57,029,344
                                                                                                        ------------    ------------
COMMON STOCKS - 5.8% OF NET ASSETS
         14,100   AMB Property Corporation                                                                   427,785         521,982
        189,500   American Capital Strategies, Ltd.                                                        4,917,284       5,938,930
         61,100   Andrx Corporation (d)                                                                    1,160,955       1,366,196
        114,600   Anthracite Capital, Inc.                                                                 1,229,336       1,274,352
        146,900   AU Optronics Corporation                                                                 2,052,064       1,839,188
            200   AutoZone, Inc. (d)                                                                          17,270          15,450
         53,900   Bank of America Corporation                                                              2,075,637       2,335,487
          3,500   BP Prudhoe Bay Royalty Trust                                                               137,575         138,250
        462,100   Cincinnati Bell Inc. (d)                                                                 2,301,293       1,612,729
         31,000   CVS Corporation                                                                            723,150       1,306,030
          7,900   Devon Energy Corporation                                                                   569,195         560,979
         18,200   Exxon Mobil Corporation                                                                    873,806         879,606
        285,550   General Cable Corporation                                                                2,228,446       3,038,252
         36,500   Harley-Davidson, Inc.                                                                    1,674,627       2,169,560
         21,550   Kerr-McGee Corporation                                                                   1,050,608       1,233,737
        271,300   KFx Inc. (d)                                                                             1,946,341       2,091,723
          4,200   Kinder Morgan Energy Partners, L.P.                                                        194,400         196,728
         28,000   L-3 Communications Holdings, Inc.                                                        1,282,443       1,876,000
         99,000   Limited Brands, Inc.                                                                     1,656,372       2,206,710
         10,500   Magellan Midstream Partners, L.P.                                                          568,969         577,290
          8,900   Magyar Tavkozlesi Rt.                                                                      173,973         181,916

                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
       Principal                                                                            S & P
       Amount/                                                                              Rating                         Market
       Shares     Description                                                             (Unaudited)      Cost           Value (b)
        162,000   MCG Capital Corporation                                                                  2,755,251       2,812,320
         68,000   Microsoft Corporation                                                                    1,753,856       1,880,200
         15,500   Oceaneering International, Inc. (d)                                                        571,778         571,020
         55,000   OmniVision Technologies, Inc.                                                              601,898         778,250
          8,100   Petroleo Brasileiro S.A.                                                                   288,135         285,525
         31,800   Regal Entertainment Group                                                                  601,293         607,380
         49,000   SanDisk Corporation (d)                                                                  1,067,416       1,426,880
        404,300   Sanmina-SCI Corporation                                                                  4,364,817       2,850,315
         24,100   Storage Technology Corporation                                                             577,614         608,766
         87,100   Technology Investment Capital Corporation (d)                                            1,304,805       1,218,529
         33,900   The Black & Decker Corporation                                                           1,594,250       2,625,216
         43,500   The Home Depot, Inc.                                                                     1,542,614       1,705,200
         22,900   Tsakos Energy Navigation Limited                                                           802,912         804,935
         99,000   UTStarcom, Inc. (d)                                                                      2,059,666       1,594,890
          1,400   Valero L.P.                                                                                 77,416          77,994
         11,000   Wal-Mart Stores, Inc.                                                                      569,800         585,200
         21,000   Wells Fargo & Company                                                                    1,019,200       1,252,230
         36,500   XL Capital Ltd.                                                                          2,767,323       2,700,635
                                                                                                        ------------    ------------
TOTAL COMMON STOCKS                                                                                     $ 51,581,573    $ 55,746,580
                                                                                                        ------------    ------------
PREFERRED STOCKS - 0.2% OF NET ASSETS
          1,000   Compass Loan  Holdings (a)                                                                 862,916       1,120,647
          2,100   Converium Finance S.A.                                                                      38,430          50,274
          1,000   Seneca LTD (a)                                                                             992,500         900,000
                                                                                                        ------------    ------------
TOTAL PREFERRED STOCKS                                                                                  $  1,893,846    $  2,070,921
                                                                                                        ------------    ------------
EURODOLLAR TIME DEPOSITS - 6.1% OF NET ASSETS
                  State Street Bank & Trust Company Eurodollar
                  time deposits dated September 30, 2004, 1.25%,                                        ------------   -------------
                  maturing at $59,002,049 on October 1, 2004.                                           $ 59,000,000    $ 59,000,000
                                                                                                        ------------    ------------
                                                                                                        ------------    ------------
TOTAL INVESTMENTS - 102.1% OF NET ASSETS                                                                $982,343,991    $987,030,974
                                                                                                        ------------    ------------
OTHER ASSETS AND LIABILITIES, NET - (2.1%) OF NET ASSETS                                                                (20,386,047)
                                                                                                                        ------------
NET ASSETS                                                                                                              $966,644,927
                                                                                                                        ============

     (a)  Securities sold within the terms of a private placement  memorandum,  exempt from  registration  under Rule 144A under the
          Securities Act of 1933, as amended,  and may be resold in  transactions  exempt from  registration,  normally to qualified institutional  buyers.  Pursuant to guidelines adopted by the Board of Directors,  these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
     (b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
     (d)  These securities are non-income producing.
     (e)  These securities are classified as Yankee Bonds,  which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

                                         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
 Principal                                                                          S&P
 Amount/                                                                           Rating                                  Market
 Shares           Description                                                    (Unaudited)            Cost             Value (b)
ASSET BACKED SECURITIES- INVESTMENT GRADE - 74.6% OF NET ASSETS
                  CERTIFICATE-BACKED OBLIGATIONS -  5.5%
     4,315,881    Beacon Hill CBO, Ltd. 2A A1, 2.20% 8/10/34 (a)                     AA+              3,755,587          3,754,816
     4,000,000    Incaps Funding II, 3.068% Bond 1/15/34 (a)                         A-               3,960,694          3,960,000
     3,500,000    MM Community Funding, 4.25% 8/1/31 (a)                             BBB              3,514,743          3,535,000
     5,000,000    MM Community Funding III, 3.27% 5/1/32 (a)                         A-               5,055,063          5,056,250
       493,797    MM Community Funding I, 8.03% 6/15/31 (a)                          AAA                493,797            558,656
                                                                                                   ---------------------------------
                                                                                                   $ 16,779,884       $ 16,864,722
                                                                                                   ---------------------------------
                  COLLATERALIZED BOND OBLIGATION - 5.8%
     6,000,000    AJAX Limited 2A C, 3.66% 9/8/32 (a)                                BBB              5,153,872          5,145,000
     2,800,000    E-Trade 2003-1A PSC, 11.50% 2/10/37 (a)                            BBB-             2,978,883          2,968,000
    10,000,000    North Street 2000-2A B, 2.17% 10/30/11 (a)                         A-               5,016,375          6,200,000
     2,000,000    US Capital Funding I, 2.82% 5/1/34 (a)                             A-               2,000,000          2,000,000
     1,500,000    US Capital Funding II B-1, 2.941% 8/1/34 (a)                       A-               1,500,000          1,500,000
                                                                                                   ---------------------------------
                                                                                                   $ 16,649,130       $ 17,813,000
                                                                                                   ---------------------------------
                  COMMERCIAL LOANS - 22.1%
       215,000    Asset Securitization 1995-MD4 A4, 7.384% 8/13/29                   AA                 208,899            237,612
                  Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30 interest-
                    only strips                                                      AAA                161,188            133,210
     1,000,000    Atherton Franchisee 1998-A A2, 6.72% 8/15/10 (a)                   AAA              3,985,402          3,975,031
                  Atherton Franchisee 1998-A AX, 2.178% 5/15/18 interest-only
                    strips (a)                                                       AAA                941,749            921,318
    16,849,273    Atherton Franchisee 1998-A B, 6.85% 6/15/11 (a)                    AA                 856,496            893,685
    11,495,356    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                   A+              11,441,431         11,704,974
     1,000,000    Banc of America Structural Security Trust 2002-X1 F, 6.274%
                    10/11/33 (a)                                                     A-               1,031,212          1,076,627
       700,000    Banc One/FCCC Mortgage 2000-C1A C, 7.206% 10/18/31 (a)             AAA                726,345            720,762
                  Bear Stearns Mortgage 2000-WF1 X, 0.26% 2/15/32 interest-only
                    strips                                                           AAA              1,750,918          1,610,770
                  CDC Commercial 2002-FX1 XCL, 0.725% 5/15/35 interest-only
                    strips (a)                                                       AAA              1,356,843          1,356,405
                  Chase Manhattan Bank 1999-1 X, 0.32% 8/15/31 interest-only
                    strips                                                           AAA                564,836            556,528
                  Commercial Capital 3A X, 4,283.292% 2/15/09 interest-only
                    strips (a)                                                       AAA              3,098,635          3,025,387
    33,205,716    Commercial Mortgage 2002-FL7 G, 2.944% 11/15/14 (a)                BBB+             6,820,980          6,798,790
                  CS First Boston 2002-CKP1 AX, 0.145% 12/15/35 interest-only
                    strips (a)                                                       AAA              6,015,690          6,625,868
                  CS First Boston 2003-CK2 AX, 0.168% 3/15/36 interest-only
                    strips (a)                                                       AAA              1,961,064          2,053,486
                  DLJ Mortgage 1997-CF2 S, 0.25% 10/15/30 interest-only strips (a)   AAA                622,340            536,521
                  Fannie Mae 1998-M4 N, 1.58% 2/25/35 interest-only strips (c)       Non-rated          636,624            200,662
                  FFCA Secured Lending 1998-1, 1.62% 1/18/17 interest-only
                    strips (a)                                                       AAA                970,246            641,285
                  GMAC Commercial Mortgage 1997-C2 X, 1.12%, 4/15/29 interest-
                    only strips                                                      AAA              1,064,089            893,586
     2,000,000    GMAC Commercial Mortgage 1998-C1 F, 7.096% 5/15/30                 BBB-             5,871,381          5,958,060
    23,063,455    GMAC Commercial Mortgage 2001-C1 F, 7.494% 4/15/34 (a)             BBB              2,145,931          2,159,600
                  GS Mortgage 1998-C1 X, 0.775% 10/18/30 interest-only strips        AAA                751,406            582,814
                  Heller Mortgage 2000-PH1 X, 0.295% 1/17/34 interest-only
                    strips (a)                                                       AAA              1,464,731          1,330,944
    13,231,634    JP Morgan Commercial Mortgage 1995-C1 D, 8.373% 7/25/10            BBB                657,622            652,315
                  Legg Mason 2003-20 A, 4.856% 7/25/21 interest-only strips (a)      AAA              1,455,201          1,150,358
       750,000    LTC Mortgage 1996-1 C, 7.56% 4/15/28 (a)                           AA+                733,576            749,540
     4,000,000    LTC Mortgage 1996-1 D, 7.97% 4/15/28 (a)                           A+               3,962,533          4,061,556
     4,191,000    Merrill Lynch Mortgage 1998-C1 E, 6.75% 11/15/26                   BBB-             4,275,864          4,317,694
                  Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26 interest-only
                    strips                                                           AAA              2,881,499          3,258,018
                  Nomura Asset 1996-MD5 CS1, 0.78% 4/13/39 interest-only strips      AAA              1,439,792            295,364
                                                                                                   ---------------------------------
                                                                                                   $ 69,854,523       $ 68,478,770
                                                                                                   ---------------------------------
                  Franchise Loans - 11.3%
     2,875,000    Falcon Franchise Loan 1999-1 D, 8.40% 7/15/13 (a)                  BBB              3,155,521          3,188,404
                  Falcon Franchise Loan 2000-1, 3.075% 6/5/20 interest-only
                    strips (a)                                                       AAA              3,136,414          3,073,170
     1,574,722    Falcon Franchise Loan 2001-1 A1, 6.067% 1/5/23 (a)                 AAA              1,569,140          1,597,824
                  Falcon Franchise Loan 2001-1, 3.17% 1/5/23 interest-only
                    strips (a)                                                       AAA                482,374            485,232
     3,598,550    Falcon Franchise Loan 2003-1 A1, 4.856% 1/5/25 (a)                 AA               3,563,139          3,625,395
     1,000,000    Falcon Franchise Loan 2003-1 C, 7.074% 1/5/25 (a)                  BBB+               987,249            981,720
                  Falcon Franchise Loan 2003-1, 3.252% 1/5/25 interest-only
                    strips (a)                                                       AAA              1,313,882          1,321,505
     1,249,720    FMAC Loan Trust 1997-A A, 7.35% 4/15/19 (a)                        AA               1,232,224          1,298,211
                  FMAC Loan Trust 1997-A AX, 2.843% 4/15/19 interest-only
                  strips (a)                                                         AA               1,613,119          1,485,316
     5,153,886    FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                       BBB              4,768,668          5,147,542
                  FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only
                    strips (a)                                                       BBB                421,295            285,083
                  FMAC Loan Trust 1998-CA AX, 1.959% 9/15/18 interest-only
                    strips (a)                                                       AAA              2,567,600          3,492,257
                  Franchise Loan Trust 1998-I AX, 1.82% 7/15/18 interest-only
                    strips (a)                                                       A-               2,466,717          3,079,422
     2,002,560    Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)                  A-               2,047,294          2,039,707
                  Peachtree Franchise 1999-A AX, 1.053% 1/15/21 interest-only
                    strips (a)                                                       AA-              2,802,475          3,955,754
                                                                                                   ---------------------------------
                                                                                                   $ 32,127,111       $ 35,056,542
                                                                                                   ---------------------------------


                                         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
 Principal                                                                          S&P
 Amount/                                                                           Rating                                  Market
 Shares           Description                                                    (Unaudited)            Cost             Value (b)
                  HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 0.1%
       111,436    Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18                       BBB                112,821            111,122
                  HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 18.6%
     3,000,000    Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                      BBB              2,753,816          2,778,240
     2,434,000    Ace Securities 2004-IN1 M6, 4.65% 5/25/34                          BBB+             2,265,595          2,263,620
     4,114,000    Ace Securities 2004-RM1 B2, 1.436% 7/25/34 (a)                     Non-rated        3,315,846          3,311,235
       133,525    Amresco Residential Securities 1997-2 M2F, 7.665% 6/25/27          BBB+               127,511            133,284
     5,250,000    Argent NIM Trust 2003-N6 B, 6.75% 3/25/34 (a)                      BBB-             5,034,939          5,053,125
     2,350,000    Argent Securities 2004-W8 M10, 4.60% 5/25/34                       BBB-             1,843,000          1,836,314
     4,100,000    Argent Securities 2004-WNS B, 8.75% 5/25/34 (a)                    BBB-             4,080,335          4,080,033
     1,400,000    Conseco Finance 1999-F M2, 9.30% 10/15/30                          A                1,475,484          1,491,108
       391,662    Conseco Finance 2000-B BF1, 9.44% 2/15/31                          BBB                396,682            416,116
     3,600,000    Conseco Finance 2000-F BF1, 10.55% 9/15/20                         A-               3,765,222          3,691,181
     2,500,000    Conseco Finance 2000-F MF2, 8.93% 3/15/24                          AA-              2,624,135          2,576,195
     2,000,000    Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                  BBB-             1,765,170          1,867,820
     2,000,000    First Franklin 2003-FF5 N2, 7.869% 4/25/34 (a)                     BBB              2,000,000          2,000,000
       335,059    Long Beach Holdings 2003-2 N1, 7.627% 6/25/33 (a)                  BBB                335,059            334,601
                  Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34 interest-only
                    strips (a)                                                       BBB+             2,760,502          2,760,000
     4,500,000    Meritage Mortgage 2004-2 M10, 5.079% 1/25/34                       BBB-             3,912,030          3,909,375
       108,652    NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                    BBB              1,835,952          1,835,620
     2,000,000    Option One NIM 2003-2B N1, 7.63% 4/26/33 (a)                       BBB+               108,652            108,592
     2,000,000    Park Place Securities NIM Trust  2004-MCWNI B, 7.38%
                    8/25/34 (a)                                                      BBB              2,000,000          2,000,000
     2,645,024    Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/25/34 (a)        BBB              2,580,181          2,579,665
     3,725,000    Sasco Net 2003-BC2 N3, 10.00% 2/27/33 (a)                          BBB-             3,605,050          3,762,250
     1,346,141    Sharps Trust 2003-6HEN N, 7.25% 11/25/33 (a)                       BBB-             1,339,922          1,336,866
       154,309    Sharps Trust 2003-HE1N N, 6.90% 11/25/33 (a)                       BBB                154,309            154,309
     2,771,010    Sharps Trust 2003-HS1N N, 7.48% 6/25/33 (a)                        BBB-             2,777,479          2,764,304
     2,092,611    Sharps Trust 2003-NC1N N, 7.25% 11/25/33 (a)                       BBB-             2,088,325          2,091,564
                                                                                                   ---------------------------------
                                                                                                   $ 57,442,652       $ 57,533,192
                                                                                                   ---------------------------------
                  HOME IMPROVEMENT LOANS - 1.6%
     3,000,000    Conseco Finance 2002-C BF1, 8.00% 8/15/33                          BBB              2,854,906          3,074,790
     1,240,000    Green Tree Home Improvement 1996-C HEB1, 8.15% 6/15/27             A                1,235,658          1,243,050
       350,000    Green Tree Home Improvement 1998-E HEM2, 7.27% 6/15/28             A                  331,586            355,951
       400,000    Green Tree Home Improvement 1999-E M2, 9.45% 10/15/24              A                  411,889            408,858
                                                                                                   ---------------------------------
                                                                                                    $ 4,834,039        $ 5,082,649
                                                                                                   ---------------------------------
                  MANUFACTURED HOUSING LOANS - 2.3%
     3,000,000    Firstfed Manufactured Housing 1996-1 B, Zero Coupon Bond
                    10/15/22 (a)                                                     BBB              2,892,453          2,883,750
     2,500,000    Madison Avenue Manufactured Housing 2002-A M1, 2.55% 3/25/32       AA-              2,366,930          2,362,638
     1,911,676    Oakwood Mortgage 2001-B A2, 1.755% 3/15/18 (a)                     BBB              1,741,162          1,756,486
                                                                                                   ---------------------------------
                                                                                                    $ 7,000,545        $ 7,002,874
                                                                                                   ---------------------------------
                  SMALL BUSINESS LOANS - 7.3%
     3,650,000    ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                  A                3,390,443          3,694,442
       499,969    ACLC Business Trust 1999-2, 9.35% 1/15/21 (a)                      A                  491,938            412,855
       412,643    Small Business Administration 1994-20J 1, 8.30% 10/1/14 (c)        Non-rated          439,185            449,111
       247,384    Small Business Administration 1996-20G 1, 7.70% 7/1/16 (c)         Non-rated          262,123            270,603
       222,184    Small Business Administration 1997-20D 1, 7.50% 4/1/17 (c)         Non-rated          233,139            243,436
       108,111    Small Business Administration 2000-20B 1, 7.73% 2/1/20 (c)         Non-rated          114,312            121,995
       215,224    Small Business Administration 2000-20D 1, 7.47% 4/1/20 (c)         Non-rated          222,062            240,930
     2,554,872    Small Business Administration 2001-20J 1, 5.76% 10/1/21 (c)        Non-rated        2,583,730          2,706,039
       243,593    Small Business Investment Companies 2000-P10B 1, 7.449%
                    8/1/10 (c)                                                       Non-rated          251,170            269,748
     1,330,539    Small Business Administration 2001-P10B 1, 6.344% 8/1/11 (c)       Non-rated        1,422,429          1,422,426
     1,868,362    Small Business Administration 2003-P10A 1, 4.504% 2/10/13 (c)      Non-rated        1,889,965          1,889,961
     1,666,397    Small Business Administration 2004-P10A 1, 4.524% 2/10/14 (c)      Non-rated        1,673,687          1,673,696
     1,549,571    Small Business Investment Companies 2000-P10A 1, 8.017%
                    2/10/10 (c)                                                      Non-rated        1,661,273          1,739,103
    84,925,558    United Capital Markets, Inc. 2003-A NOTE, 1.90% 11/8/27 (a)        AAA              6,680,494          7,430,986
                                                                                                   ---------------------------------
                                                                                                   $ 21,315,950       $ 22,565,331
                                                                                                   ---------------------------------

                                                                                                   ---------------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                   $ 226,116,655      $230,508,202
                                                                                                   ---------------------------------


                                         REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2004
 Principal                                                                          S&P
 Amount/                                                                           Rating                                  Market
 Shares           Description                                                    (Unaudited)            Cost             Value (b)
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 6.8% OF NET ASSETS
                  AUTO DEALERSHIPS - 0.3%
     1,000,000    Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)                  BB+                921,051            895,320
                  AIRPLANES - 0.1%
        93,041    United Airlines 2000-1 B, 8.03% 7/1/11                             CCC                 92,731             25,196
                  COMMERCIAL LOANS - 1.4%
     3,660,000    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                   B                3,291,467          3,513,984
                  Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only
                    strips (a)                                                       B                  470,828            583,034
       780,643    Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27 (a)                   B-                 776,776            444,966
                                                                                                   ---------------------------------
                                                                                                    $ 4,539,071        $ 4,541,984
                                                                                                   ---------------------------------
                  FRANCHISE LOANS - 1.6%
                  Captec Franchise 1999-1 A, 1.22% 10/25/18 interest-only
                    strips (a)                                                       BB               2,216,060          3,025,329
       721,054    FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                        B                  658,232            666,479
                  FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only
                    strips (a)                                                       B                1,100,219            829,638
                  FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only
                    strips (a)                                                       BB                 398,766            526,814
     5,896,771    FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                      BB-              4,578,331          5,012,255
                                                                                                   ---------------------------------
                                                                                                    $ 8,951,608       $ 10,060,515
                                                                                                   ---------------------------------
                  MANUFACTURED HOUSING LOANS - 3.4%
     2,000,000    Conseco Finance 2002-2 B1, 9.25% 3/1/33                            CCC-             1,893,371          1,269,660
     3,000,000    Conseco Finance 2002-2 M2, 9.163% 3/25/33                          CCC              3,031,241          2,010,000
     3,000,000    Deutsche Bank Financial 1997-I M, 7.275% 9/15/27                   B-               2,355,827          2,306,730
       200,000    Green Tree Financial 1997-4 B1, 7.23% 2/15/29                      CCC-               192,758             64,000
     5,000,000    Greenpoint Manufactured Housing 1999-5 M2, 9.23% 12/15/29          CC               3,615,359          3,650,000
     2,300,000    Oakwood Mortgage 1999-B M1, 7.18% 12/15/26                         CC               2,326,514            985,826
       718,046    Oakwood Mortgage 2001-B M2, 8.795% 3/15/31 (a)                     CC                 721,161            179,512
       300,000    UCFC Manufactured Housing 1996-1 M, Zero Coupon Bond 1/15/28       CC                 267,212            201,000
                                                                                                   ---------------------------------
                                                                                                   $ 14,403,443       $ 10,666,728
                                                                                                   ---------------------------------

                                                                                                   ---------------------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                                               $ 28,907,904       $ 26,189,743
                                                                                                   ---------------------------------

MORTGAGE BACKED SECURITIES - 13.2% OF NET ASSETS
                  COLLATERALIZED MORTGAGE OBLIGATION - 13.2%
     1,411,493    Ameriquest Finance NIM Trust 2003-N11A, 7.143% 10/25/33 (a)        BBB+             1,411,493          1,407,195
     3,000,000    Conseco Finance 1A B, 7.18% 2/28/15                                BBB              2,656,416          2,730,000
     7,805,698    Diversified Asset Securitization 1A A1, 7.873% 9/15/35             AA               7,874,945          8,059,383
                  Fannie Mae 1997-M6, 0.757% 3/17/37 interest-only strips (c)        Non-rated        1,400,370            942,491
                  Fannie Mae 1999-M3 N, 0.948% 6/25/38 interest-only strips (c)      Non-rated        2,090,065          1,534,829
                  Fannie Mae 2000-M2, 0.242% 6/17/40 interest-only strips (c)        Non-rated          644,039            113,303
                  Fannie Mae 2002-84 PI, 4.60% 1/25/20 interest-only strips (c)      Non-rated        1,019,492            181,294
                  GNMA 2001-44, 1.072% 7/16/41 interest-only strips (c)              Non-rated        2,315,043          1,820,600
                  GNMA 2002-28, 1.45% 1/16/42 interest-only strips (c)               Non-rated        1,134,827            954,092
                  GNMA 2003-59 XA, 0.30% 6/16/34 interest-only strips (c)            Non-rated        5,016,298          5,158,590
                  GNMA 2003-64 XA, 0.492% 8/16/43 interest-only strips (c)           Non-rated        3,940,786          3,673,595
                  GNMA 2003-7 IP, 5.50% 10/16/25 interest-only strips (c)            Non-rated          544,328            305,711
                  Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only
                    strips                                                           AAA              1,604,121          1,644,177
                  Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only
                    strips                                                           AAA              1,619,880          1,745,866
                  Mellon Residential 2004-TBC1 X, 0.716% 2/26/34 interest-only
                    strips                                                           AAA              1,880,364          1,844,549
     2,938,776    SACO 2000-3A 1B3, 7.777% 9/25/40 (a)                               BBB              2,895,524          2,801,711
       435,888    Salomon Brothers Mortgage 2000-1 B1, 9.00% 3/25/22                 AAA                457,002            460,582
                  Salomon Brothers Mortgage 2001-C2 X1, 0.637% 11/13/11 interest-
                    only strips (a)                                                  AAA              3,024,644          3,218,764
     2,178,850    Structured Asset Securities 1999-SP1, 9.00% 5/25/29                BBB              2,231,897          2,196,620
                                                                                                   ---------------------------------
                                                                                                   $ 43,761,534       $ 40,793,352
                                                                                                   ---------------------------------

                                                                                                   ---------------------------------
TOTAL MORTGAGE BACKED SECURITIES                                                                   $ 43,761,534       $ 40,793,352
                                                                                                   ---------------------------------
PREFERRED STOCKS - 0.2% OF NET ASSETS
           500    Compass Loan Holdings (a)                                                             424,328            560,323

EURODOLLAR TIME DEPOSITS - 6.3% OF NET ASSETS
                  State Street Bank & Trust Company Eurodollar
                  time deposits dated September 30,2004, 1.25%,                                    --------------------------------
                  maturing at $ 19,550,679 on October 1, 2004.                                     $ 19,550,000       $ 19,550,000
                                                                                                   ---------------------------------

                                                                                                   ---------------------------------
TOTAL INVESTMENTS - 101.1% OF NET ASSETS                                                           $318,760,421       $317,601,620
                                                                                                   --------------------------------

OTHER ASSETS AND LIABILITIES, NET - (1.1)% OF NET ASSETS                                                                (3,360,869)
                                                                                                                      -------------
NET ASSETS                                                                                                            $314,240,751
                                                                                                                      ==============

  (a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
  (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
  (c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Keegan Select Fund, Inc.


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  November 24, 2004


By: /s/ Joseph C. Weller
    --------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  November 23, 2004